Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	ASTON/Montag & Caldwell Mid Cap Growth Fund
ASTON/Barings International Fund	ASTON/Pictet International Fund
ASTON/Cornerstone Large Cap Value Fund	ASTON/River Road Dividend All Cap Value Fund
ASTON/DoubleLine Core Plus Fixed Income Fund	ASTON/River Road Dividend All Cap Value Fund II
ASTON/Fairpointe Focused Equity Fund	ASTON/River Road Independent Value Fund
ASTON/Fairpointe Mid Cap Fund	ASTON/River Road Long-Short Fund
ASTON/Guardian Capital Global Dividend Fund	ASTON/River Road Select Value Fund
ASTON/Harrison Street Real Estate Fund	ASTON/River Road Small Cap Value Fund
ASTON/Herndon Large Cap Value Fund	ASTON/Silvercrest Small Cap Fund
ASTON/Lake Partners LASSO Alternatives Fund	ASTON/TAMRO Diversified Equity Fund
ASTON/LMCG Emerging Markets Fund	ASTON/TAMRO International Small Cap Fund
ASTON/LMCG Small Cap Growth Fund	ASTON/TAMRO Small Cap Fund
ASTON/Montag & Caldwell Balanced Fund	ASTON/TCH Fixed Income Fund
ASTON/Montag & Caldwell Growth Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 15, 2015 to the Class N Shares, Class I Shares and Class R Shares

Prospectuses of the Funds (collectively, the “Prospectuses”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectuses and should be retained and read in conjunction with the Prospectuses. Keep it for future reference.

NEW MONEY MARKET FUND EXCHANGE OPTION FOR THE FUNDS

Due to the upcoming liquidation and termination of the Money Market Portfolio of The RBB Fund, Inc. (the “RBB Fund”), the JPMorgan Liquid Assets Money Market Fund, Agency Share Class, will replace the RBB Fund as an exchange option for shareholders of the Funds’ Class N shares effective January 23, 2015 (the “Effective Date”). As of the Effective Date, all references in the Prospectuses to “Aston Money Market Fund—Bedford Shares of the Money Market Portfolio of The RBB Fund, Inc.” are replaced with “Agency Share Class of the JPMorgan Liquid Assets Money Market Fund” and all references in the Prospectuses to “Aston Money Market Fund” are replaced with “JPMorgan Money Market Fund.”

For more information, please call Aston Funds: 800-992-8151 or visit our website at www.astonfunds.com.

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